Derivative Instruments - Detailed information about f financial instruments under cash flow hedge (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Derivative financial current assets	₩ 168,527	₩ 30,110
Non-current assets:
Derivative financial Non-current assets	152,633	187,484
Derivative financial assets	321,160	217,594
Non-current liabilities:
Derivative financial Non-current liabilities	302,593	₩ 321,084
Fair value
Current assets:
Derivative financial current assets	21,218
Non-current assets:
Derivative financial Non-current assets	32,791
Derivative financial assets	54,009
Held For Trading
Current assets:
Derivative financial current assets	21,218
Non-current assets:
Derivative financial Non-current assets	32,791
Derivative financial assets	54,009
Contingent subscription right [member] | Fair value
Current assets:
Derivative financial current assets	8,083
Non-current assets:
Derivative financial Non-current assets	6,895
Contingent subscription right [member] | Held For Trading
Current assets:
Derivative financial current assets	8,083
Non-current assets:
Derivative financial Non-current assets	6,895
Total return swap [member] | Fair value
Non-current assets:
Derivative financial Non-current assets	25,896
Total return swap [member] | Held For Trading
Non-current assets:
Derivative financial Non-current assets	25,896
Subscription right [member] | Fair value
Current assets:
Derivative financial current assets	13,135
Subscription right [member] | Held For Trading
Current assets:
Derivative financial current assets	13,135
Drag along and call option right [member] | Fair value
Non-current liabilities:
Derivative financial Non-current liabilities	(302,593)
Drag along and call option right [member] | Held For Trading
Non-current liabilities:
Derivative financial Non-current liabilities	₩ (302,593)